Note 6 - Leases	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessor Disclosure [Text Block]
6.           Leases:

A. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSEE

i)      Operating Lease M/T Delos:

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. Additionally, the Company agreed to pay $480 together with the first hire. The bareboat charter agreement was accounted for as operating lease. Charterers had certain options by the end of the normal charter period (five years) to purchase the vessel.

During the years ended December 31, 2010, 2011 and 2012, lease payments relating to the bareboat charters of the vessel were $480, $2,380 and $0, respectively and are included in Charter hire expense in the accompanying consolidated statements of comprehensive income/(loss). On October 15, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of comprehensive income/(loss) for the year ended December 31, 2011. As of December 31, 2012, the outstanding amount of the termination fee was $5,306.

ii)     Office lease:

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. In September 2010 the agreement was amended and the new monthly rent starting then was renegotiated down to Euro 41 or $55 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2010) and it was agreed to revert occupancy in certain areas of the leased office space by the end of April 2011, with all other terms remaining unchanged. In September 1, 2011, the agreement was amended again and the new monthly rent was renegotiated down to Euro 8 or $10 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). It was also agreed to revert occupancy in a larger area of the leased office space. General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 include $1,653, $531 and $127, respectively, for rent expense. In January 1, 2013, the agreement was amended again and the new monthly rent was renegotiated down to Euro 2.5 or $3.3 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012) and the annual adjustment for inflation increase plus 1% clause was removed. It was also agreed to revert occupancy in an even larger area of the leased office space and to extend the duration of the lease to December 31, 2024. All other terms of the lease remained unchanged.

In May 2007, Top Tankers (U.K) Limited entered into a lease agreement for office space in London. The lease agreement was valid from June 2007 and would continue until either party gave to the other one calendar month written notice. The annual lease was GBP 20 or $32 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2009), payable quarterly in advance. In September 2010, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement was valid from September 2010 and would continue until either party gave to the other one calendar month written notice. The new annual lease was GBP 12 or $19 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012).  This agreement was terminated in September 30, 2012. General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 include $27, $19 and $14, respectively, for rent expense.

In November 2009, Top Ships Inc. entered into a lease agreement for office space in London. The initial agreement was signed on November 15, 2009 and it expired on November 14, 2010. The agreement was extended for another year with all terms remaining unchanged. On November 15, 2011 the agreement was extended for another year with all terms remaining unchanged. Finally the agreement was terminated on June 30, 2012. The monthly rent was GBP 26 or $42 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2012). General and administrative expenses for the year ended December 31, 2010, 2011 and 2012 include $487, $498 and $247 for rent expense.

In September 2011, Top Ships Inc. entered into a lease agreement for office space in Monaco with Central Shipping Monaco SAM, a Company which is controlled by the Company's Chief Executive Officer and President. The monthly rent was Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2012). This agreement was extended up to December 2012 and then terminated. This termination did not result in any additional fees.  General and administrative expenses for the year ended December 31, 2011 and 2012 include $23 and $87 for rent expense respectively.

iii)   Future minimum lease payments:

The Company's future minimum lease payments required to be made after December 31, 2012, related to the existing at December 31, 2012 leases are as follows:

Year ending December 31,	Office Lease
2013	40
2014	40
2015	40
2016	40
2017	40
2018 and thereafter	280
Total	480

B. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSOR

i)     Charter agreements:

All of the Company's time charters and bareboat charters are classified as operating leases. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of December 31, 2012, the Company operated seven owned vessels, all operating under bareboat charters.

Future minimum time-charter receipts, based on vessels committed to non-cancellable bareboat charter contracts, as of December 31, 2012, are as follows:

Year ending December 31,	Time Charter receipts
2013	30,313
2014	30,201
2015	27,758
2016	27,834
2017	27,758
2018 and thereafter	25,658
Total	169,522

On January 11, 2010, the Company announced that it had received from the bareboat charterer of the M/T Ionian Wave and the M/T Tyrrhenian Wave, a reduced charter hire rate of $10,000 per day, rather than the $14,300 per day on a bareboat basis that is set forth in the charter agreement.  Furthermore, on January 26, 2011, the Company announced that it had received from the same charterer another decrease in the charter rate to $9,092 per day. The Company examined this unilateral reduction and decided to take all necessary steps to recover the amounts owed since the said charterer was considered to be in breach of the charter. On April 29, 2011 and May 25, 2011 the Company announced that it repossessed the M/T Ionian Wave and M/T Tyrrhenian Wave, respectively, from their previous Charterer and delivered the vessels to a major Charterer under a new bareboat charter for a minimum period of seven (7) years with three successive one-year options at a daily rate of $9,000. The vessels were subsequently renamed to M/T UACC Sila and M/T UACC Shams respectively.